As filed with the Securities and Exchange Commission on October 30, 2026

File Nos. 333-271770

811-23876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 117	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 125	[X]

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 668-1427

Kenny S. Terrero

Secretary, Grayscale Funds Trust

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

Nathan J. Greene, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Clifford R. Cone, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on November 30, 2026 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [Date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 117 to the Registrant Statement, relating only to the Grayscale Quantum Computing ETF (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating November 30, 2026 as the new date upon which Post-Effective Amendment No. 45, as filed on May 29, 2025 (Accession No. 0002061590-25-000080) (“PEA 45”), shall become effective. PEA 45 was most recently delayed until November 2, 2026, by Post-Effective Amendment No. 113.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 45.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and the State of Connecticut, on the 30th day of October 2026.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/Stephen E. Vanourny Jr.
Stephen E. Vanourny Jr. (President and Principal Executive Officer)

Signature	Title	Date

/s/Stephen E. Vanourny Jr.	Trustee, President and Principal Executive Officer	October 30, 2026
Stephen E. Vanourny Jr.

/s/Daniel Plourde	Principal Financial Officer	October 30, 2026
Daniel Plourde
/s/ James E. Farmer III*	Trustee	October 30, 2026
James E. Farmer III

/s/ Richard M. Goldman*	Trustee	October 30, 2026
Richard M. Goldman

/s/ Donna M. Milia*	Trustee	October 30, 2026
Donna M. Milia

*By:	/s/Kenny Terrero
Kenny Terrero Attorney-in-Fact (Pursuant to Power of Attorney dated July 7, 2026 filed with Post-Effective Amendment No. 98)